Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Tax-Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Class III	May 30, 2024
Bar Chart Table:
Annual Return 2014	0.03%
Annual Return 2015	0.08%
Annual Return 2016	0.18%
Annual Return 2017	0.46%
Annual Return 2018	1.05%
Annual Return 2019	1.11%
Annual Return 2020	0.34%
Annual Return 2021	0.01%
Annual Return 2022	0.85%
Annual Return 2023	2.95%